Net loss per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Net loss per share
Note 9 - Net loss per share
The following table presents the computation of basic and diluted net loss per share:

	For the six months ended June 30,
	2025	2024
Class A and B Common Shares
Net loss attributable to shareholders of the parent entity	(1,193,079)	(543,878)
Weighted-average number of common shares outstanding:
Basic and diluted	2,114,848	2,110,214
Net loss per share (in ones):
Basic and diluted	(0.56)	(0.26)
On June 16, 2025, Polestar and PSD Investment Limited ("PSD") signed a Securities Purchase Agreement under which PSD made a prepayment for newly issued Class A American Depositary Shares ("ADS") that, as of June 30, 2025, had not been issued by Polestar to PSD. This agreement represents potential ordinary shares, however, since Polestar has net losses in the period, the agreement is anti-dilutive and no adjustments have been made. The Class A ADS were issued by Polestar to PSD on July 23, 2025. For further information on the Securities Purchase Agreement, see Note 14 - Equity.